Revenue from Contracts with Customers - Schedule of Revenue from Contracts on Major Customers (Detail) - Revenue From Major Customers [Member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 268,791,694	$ 307,634,389
Customer A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,142,985	35,358,013
Other Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	235,648,709	272,276,376
Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	256,667,222	290,784,754
Dispaly segment [Member] | Customer A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,142,985	35,358,013
Dispaly segment [Member] | Other Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	223,524,237	255,426,741
Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,124,472	16,849,635
Energy segment [Member] | Other Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 12,124,472	$ 16,849,635